CONVERTIBLE NOTES (Tables)	9 Months Ended
May 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2019	$16,075
Interest payments	(1,374)
Accretion and interest incurred during the year	2,668
Gain on embedded derivatives during the year ended August 31, 2020	(157)
Convertible Note balance August 31, 2020	$17,212
Interest payment	(687)
Accretion and interest incurred during the period	2,195
Loss on embedded derivatives during the period ended May 31, 2021	189
Convertible Note balance May 31, 2021	$18,909